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Writer’s Direct Contact 212.468.8053 JBaris@mofo.com

July 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	Victory Portfolios II
File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant” or “VPII”), we are filing via EDGAR, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 48 under the Securities Act and No. 51 under the Investment Company Act of 1940, as amended, to VPII’s registration statement on Form N-1A (“PEA 48”).

The Registrant is filing PEA 48 primarily to:

(1)         Reflect the name of the Victory CEMP Global High Dividend Defensive Fund (the “Fund”) (formerly the “Victory CEMP Multi-Asset Growth Fund”);

(2)         Reflect the change in investment strategy, investment objective and benchmark index of the Fund; and

(3)         Revise certain disclosures in response to applicable comments received from the Staff of the Securities and Exchange Commission (the “Commission”) on June 17, 2016 and July 5, 2016, in response to Post-Effective Amendment No. 46, filed with the Commission on May 6, 2016, as described in our letter dated on or about July 12, 2016.

It is proposed that PEA 48 become effective on July 12, 2016, pursuant to Rule 485(b) under the Securities Act.  The Registrant has certified, and we concur, that the filing meets all the requirements for effectiveness on July 12, 2016, pursuant to Rule 485(b) under the Securities Act.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Keith Gregory, Division of Investment Management, Securities and Exchange Commission

Leigh A. Wilson, Chairman of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Morrison & Foerster LLP